Note 7 - Goodwill and Intangible Assets - Activity for Mortgage Servicing Rights (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Beginning of year		$ 542	$ 476
Additions		19	257
Amortized to expense		(169)	(191)
End of year		2,072	542
Liberty Bancshares Inc [Member]
Additions	[1]	$ 1,680	$ 0

[1]	This reflects the fair value of the mortgage servicing rights acquired in the merger.